Statement of cash flows - supplementary information (Tables)	12 Months Ended
Jun. 30, 2018
Cash Flow Statement [Abstract]
Disclosure of other non cash items operating activities
Net change in non-cash balances related to operations

	June 30,	June 30,
	2018	2017
	$	$

Decrease (increase) in amounts receivable	7,345	(44,457)
Decrease (increase) in prepaid expenses and deposits and other	1,512	(526)
Decrease (increase) in long-term amounts receivable	7,713	2,912
Increase (decrease) in accounts payable and accrued liabilities	(41,475)	47,601
Increase (decrease) in deferred revenue	(5,558)	10,899
Tangible benefit obligation payments	(859)	(3,599)

	(31,322)	12,830

During the year, the Company paid and received the following:
	$	$

Interest paid	45,156	19,250
Interest received	342	556
Taxes paid	3,694	15,996

Schedule of net change film and television programs
Net change in film and television programs

	June 30,	June 30,
	2018	2017
	$	$

Decrease (increase) in development	(434)	(238)
Decrease (increase) in productions in progress	19,769	(12,285)
Decrease (increase) in productions completed and released	(52,854)	(75,736)
Expense of film and television programs	33,554	24,348
Decrease (increase) in program and film rights - broadcasting	(14,110)	(15,839)
Expense of film and broadcast rights for broadcasting	18,546	22,515

	4,471	(57,235)

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation between the opening and closing balances in the consolidated balance sheet arising from financing activities

			Senior
			Unsecured	Senior
	Term	Special	Convertible	Unsecured	Finance
	Facility	Warrants	Debentures	Notes	leases	Total
	$	$	$	$	$	$

Balance - June 30, 2017	616,339	133,751	—	225,000	8,245	983,335

Repayments	(6,425)	—	—	(225,000)	(5,338)	(236,763)
Issue costs	(226)	—	(313)	—	—	(539)

Total financing cash flow activities	(6,651)	—	(313)	(225,000)	(5,338)	(237,302)

Conversion to Senior Unsecured Convertible Debentures	—	(133,751)	133,751	—	—	—
Amortization of deferred financing costs	4,018	—	974	—	—	4,992
New finance leases	—	—	—	—	5,850	5,850
Movement in fair value of embedded derivatives	—	—	(11,251)	—	—	(11,251)
Accretion on Senior Unsecured Convertible Debentures	—	—	1,586	—	—	1,586
Unrealized foreign exchange loss	9,360	—	—	—	—	9,360

Total financing non-cash activities	13,378	(133,751)	125,060	—	5,850	10,537

Balance - June 30, 2018	623,066	—	124,747	—	8,757	756,570

			Former	Senior
	Term	Special	Term	Unsecured	Finance
	Facility	Warrants	Facility	Notes	leases	Total
	$	$	$	$	$	$

Balance - June 30, 2016	—	—	67,578	219,928	4,567	292,073

New debt	642,362	140,000	—	—	—	782,362
Debt extinguishment cost	—	—	1,116	5,874	—	6,990
Realized foreign exchange	—	—	—	372	—	372
Repayments	—	—	(69,106)	—	(4,517)	(73,623)
Issue costs	(26,023)	(6,322)	(18)	(332)	—	(32,695)

Total financing cash flow activities	616,339	133,678	(68,008)	5,914	(4,517)	683,406

Amortization of deferred financing costs	—	73	430	1,008	—	1,511
Amortization of premium	—	—	—	118	—	118
New finance leases	—	—	—	—	8,195	8,195
Movement in fair value of embedded derivatives	—	—	—	(1,968)	—	(1,968)

Total financing non-cash activities	—	73	430	(842)	8,195	7,856

Balance - June 30, 2017	616,339	133,751	—	225,000	8,245	983,335